Condensed Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (4,244)	$ (3,141)	$ (11,276)	$ (6,194)	$ (9,896)	$ (7,418)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation					1,441	1,236
Provision for inventory reserve					75	58
Stock-based compensation			2,123	702	2,473	82
Loss from disposal of property and equipment					158	0
Depreciation and amortization	386	441	1,116	1,068
Non-cash operating lease expense			417	0
Gain on forgiveness of PPP loan and other			24	(743)	(743)	0
Changes in operating assets and liabilities:
Accounts receivable			(520)	(465)	86	(26)
Inventories			(3)	286	(58)	(135)
Prepaid expenses and other current assets			(2,206)	38	(70)	(42)
Deferred costs			73	(1,020)	(1,455)	(26)
Accrued and other current liabilities			425	380
Accounts payable			2,275	(1,837)	(1,804)	1,840
Accrued liabilities					489	(684)
Deferred revenue			(282)	1,478	1,203	71
Other liabilities, current					85	0
Operating lease liabilities			(350)	0
Net cash used in operating activities			(8,184)	(6,307)	(8,016)	(5,044)
Cash flows from investing activities:
Purchase of property and equipment			(747)	(276)	(609)	(527)
Net cash used in investing activities			(747)	(276)	(609)	(527)
Cash flows from financing activities:
Proceeds from exercise of stock options			8	1	1	4
Proceeds from issuance of common stock in connection with business combination and PIPE investment, net of issuance costs			71,090	0
Capital contributions from Amprius Holdings			505	19,692	20,111	4,826
Proceeds from notes payable					0	743
Payment of costs in connection with a stock purchase agreement			(25)	0
Net cash provided by financing activities			71,578	19,693	20,112	5,573
Net increase in cash and cash equivalents			62,647	13,110	11,487	2
Cash, cash equivalents, and restricted cash, beginning of period			11,489	2	2	0
Cash, cash equivalents, and restricted cash, end of period	74,136	13,112	74,136	13,112	11,489	2
Components of cash, cash equivalents, and restricted cash:
Cash and cash equivalents	73,803	13,112	73,803	13,112
Restricted cash included in other assets	333	0	333	0
Total cash, cash equivalents, and restricted cash	$ 74,136	$ 13,112	$ 74,136	$ 13,112	11,489	2
Supplemental disclosures of cash flow information:
Cash paid for income taxes					0	0
Supplemental disclosure of non-cash financing activities:
Property and equipment accrued but unpaid					$ 51	$ 115